14. Investment properties (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [line items]
Balance at beginning	R$ 20	R$ 21
Changes in investment property
Additions	12
Depreciation	(15)	(10)
Business combination	2,972
Exchange rate changes	56
Transfers	(5)
Balance at ending	3,051	20
Land [Member]
Disclosure of detailed information about investment property [line items]
Balance at beginning	6
Changes in investment property
Additions	2
Depreciation
Business combination	643
Exchange rate changes	11
Transfers	(6)
Balance at ending	656	6
Buildings [Member]
Disclosure of detailed information about investment property [line items]
Balance at beginning	10
Changes in investment property
Additions	10
Depreciation	(15)	(10)
Business combination	2,319
Exchange rate changes	45
Transfers	5
Balance at ending	2,385	10
Improvements [Member]
Disclosure of detailed information about investment property [line items]
Balance at beginning	4
Changes in investment property
Additions
Depreciation
Business combination
Exchange rate changes
Transfers	(4)
Balance at ending		4
Construction In Progress [Member]
Disclosure of detailed information about investment property [line items]
Balance at beginning
Changes in investment property
Additions
Depreciation
Business combination	10
Exchange rate changes
Balance at ending	R$ 10